Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of due from related party

	December 31, 2024	December 31, 2023

Beijing Runmei advertising Co., LTD	$247,328	$—
CRservices	—	1,279
Total	$247,328	$1,279

Schedule of due from discontinued operations net

	December 31, 2024	December 31, 2023

Due from discontinued operations	$17,632,181	$17,632,181
Allowance for expected credit losses	(17,632,181)	(17,632,181)
Due from discontinued operations, net	$—	$—